Corporate general and administrative expenses - Disclosure for components of corporate general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate General and Administrative Expenses [Abstract]
Salaries and employee benefits	$ 7,168	$ 3,581
Directors' fees	3,713	452
Share-based payments	8,658	1,292
Professional fees	5,488	1,501
Office and general	3,571	2,069
Corporate general and administrative expenses	$ 28,598	$ 8,895